Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	August 2018
Payment Date	9/17/2018
Transaction Month	32
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,144,164,174.83	45,966		57.9 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$228,900,000.00	0.68%		February 15, 2017
Class A-2a Notes	$200,000,000.00	1.12%		December 15, 2018
Class A-2b Notes	$163,100,000.00	2.46269%	*	December 15, 2018
Class A-3 Notes	$305,200,000.00	1.39%		July 15, 2020
Class A-4 Notes	$102,780,000.00	1.60%		June 15, 2021
Class B Notes	$31,580,000.00	1.94%		July 15, 2021
Class C Notes	$21,050,000.00	2.19%		July 15, 2022
Total	$1,052,610,000.00
		* One-month LIBOR + 0.40%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$724,297.11

Principal:
Principal Collections	$11,771,491.34
Prepayments in Full	$6,093,020.25
Liquidation Proceeds	$257,436.43
Recoveries	$133,235.48
Sub Total	$18,255,183.50
Collections	$18,979,480.61

Purchase Amounts:
Purchase Amounts Related to Principal	$145,266.71
Purchase Amounts Related to Interest	$361.84
Sub Total	$145,628.55

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$19,125,109.16

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	August 2018
Payment Date	9/17/2018
Transaction Month	32
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$19,125,109.16
Servicing Fee	$266,716.42	$266,716.42	$0.00	$0.00	$18,858,392.74
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$18,858,392.74
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$18,858,392.74
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$18,858,392.74
Interest - Class A-3 Notes	$138,938.04	$138,938.04	$0.00	$0.00	$18,719,454.70
Interest - Class A-4 Notes	$137,040.00	$137,040.00	$0.00	$0.00	$18,582,414.70
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$18,582,414.70
Interest - Class B Notes	$51,054.33	$51,054.33	$0.00	$0.00	$18,531,360.37
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$18,531,360.37
Interest - Class C Notes	$38,416.25	$38,416.25	$0.00	$0.00	$18,492,944.12
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$18,492,944.12
Regular Principal Payment	$17,120,984.74	$17,120,984.74	$0.00	$0.00	$1,371,959.38
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,371,959.38
Residual Released to Depositor	$0.00	$1,371,959.38	$0.00	$0.00	$0.00
Total		$19,125,109.16

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$17,120,984.74
Total					$17,120,984.74
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$17,120,984.74	$56.10	$138,938.04	$0.46	$17,259,922.78	$56.56
Class A-4 Notes	$0.00	$0.00	$137,040.00	$1.33	$137,040.00	$1.33
Class B Notes	$0.00	$0.00	$51,054.33	$1.62	$51,054.33	$1.62
Class C Notes	$0.00	$0.00	$38,416.25	$1.83	$38,416.25	$1.83
Total	$17,120,984.74	$16.27	$365,448.62	$0.35	$17,486,433.36	$16.62

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	August 2018
Payment Date	9/17/2018
Transaction Month	32

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$119,946,506.02	0.3930095	$102,825,521.28	0.3369119
Class A-4 Notes	$102,780,000.00	1.0000000	$102,780,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$275,356,506.02	0.2615940	$258,235,521.28	0.2453288

Pool Information
Weighted Average APR	2.670%	2.665%
Weighted Average Remaining Term	31.87	31.07
Number of Receivables Outstanding	24,013	23,281
Pool Balance	$320,059,709.82	$301,530,365.20
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$296,408,696.95	$279,287,712.21
Pool Factor	0.2797323	0.2635377

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$5,720,820.87
Targeted Credit Enhancement Amount	$5,720,820.87
Yield Supplement Overcollateralization Amount	$22,242,652.99
Targeted Overcollateralization Amount	$43,294,843.92
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$43,294,843.92

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$5,720,820.87
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$5,720,820.87
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$5,720,820.87

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	August 2018
Payment Date	9/17/2018
Transaction Month	32
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		75	$262,129.89
(Recoveries)		121	$133,235.48
Net Loss for Current Collection Period			$128,894.41
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4833%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3362%
Second Prior Collection Period			0.7618%
Prior Collection Period			0.2823%
Current Collection Period			0.4977%
Four Month Average (Current and Prior Three Collection Periods)			0.4695%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2360	$9,347,754.78
(Cumulative Recoveries)			$1,558,570.56
Cumulative Net Loss for All Collection Periods			$7,789,184.22
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6808%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,960.91
Average Net Loss for Receivables that have experienced a Realized Loss			$3,300.50

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.60%	283	$4,834,804.61
61-90 Days Delinquent	0.23%	34	$683,782.23
91-120 Days Delinquent	0.07%	11	$205,086.96
Over 120 Days Delinquent	0.13%	22	$379,474.62
Total Delinquent Receivables	2.02%	350	$6,103,148.42

Repossession Inventory:
Repossessed in the Current Collection Period		16	$248,182.17
Total Repossessed Inventory		25	$494,548.86

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2269%
Prior Collection Period			0.2582%
Current Collection Period			0.2878%
Three Month Average			0.2576%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	1.00%
13-24	1.75%
25-36	3.25%
37+	5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.4206%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	August 2018
Payment Date	9/17/2018
Transaction Month	32

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2018

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Jason C. Behnke
Assistant Treasurer